Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of the Purchase Costs Paid Under the Terms of the Executed Agreements (Parentheticals)	12 Months Ended
Apr. 30, 2022
Goodwill upon Acquisition [Member]
Schedule of the Purchase Costs Paid Under the Terms of the Executed Agreements [Line Items]
Non-controlling interest	49.00%